Related Parties (CommScope Holding Company, Inc. [Member])	12 Months Ended
Dec. 31, 2013
CommScope Holding Company, Inc. [Member]
Related Parties
3.	Related Parties
For discussion of our related party transactions see Note 14 to the consolidated financial statements.